UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3596

Seligman Communications and Information Fund, Inc.
(Exact name of Registrant as specified in charter)

     100 Park Avenue New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end:	12/31

Date of reporting period:	9/30/04

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

SELIGMAN COMMUNICATIONS AND INFORMATION FUND, INC.
Schedule of Investments (unaudited)
September 30, 2004

	Shares or
	Principal Amount		Value

COMMON STOCKS 85.9%
Application Software 5.9%
Educate*	531,500	shs.	$6,242,468
Hyperion Solutions*	595,700		20,259,757
Magma Design Automation*	3,000,000		45,300,000
Synopsys*ø	8,500,000		134,172,500

			205,974,725

Biotechnology 1.3%
Invitrogen*	825,000		45,391,500

Commercial Services and Supplies 0.3%
Monster Worldwide	407,200		10,039,516

Communications Equipment 6.8%
Avocent*	2,000,000		51,940,000
Cisco Systems*	5,250,000		94,788,750
Corning*	3,000,000		33,240,000
Motorola	1,500,000		27,060,000
QUALCOMM	800,000		31,228,000

			238,256,750

Computers and Peripherals 4.0%
Avid Technology*	625,000		29,265,625
Brocade Communications Systems*	3,800,000		21,451,000
Hewlett-Packard	4,250,000		79,687,500
Xyratex* (United Kingdom)	1,000,000		11,595,000

			141,999,125

Electronic Equipment and Instruments 4.6%
Amphenol (Class A)*	1,993,200		68,287,032
Cognex	750,000		19,653,750
Multi-Fineline Electronix*	1,000,000		9,495,000
Orbotech*ø (Israel)	2,000,000		34,949,999
Photon Dynamics ø	1,500,000		30,330,000

			162,715,781

Health Care Equipment and Supplies 5.1%
Beckman Coulter	738,100		41,422,172
Boston Scientific*	1,150,000		45,689,500
Bruker BioSciences*	1,208,900		4,140,482
DJ Orthopedics*	500,000		8,825,000
Fisher Scientific International*	1,334,100		77,818,053

			177,895,207

Health Care Providers and Services 8.7%
Laboratory Corporation of America Holdings*	3,796,300		165,974,236
Quest Diagnostics	1,600,000		141,152,000

			307,126,236

Home Entertainment Software 2.7%
THQ*ø	1,250,000		24,337,500
Take-Two Interactive Software*ø	2,100,000		68,995,500

			93,333,000

Hotels, Restaurants and Leisure 0.4%
WMS Industries	500,000		12,845,000

Internet and Catalog Retail 0.8%
eBay*	297,600		27,368,784

Internet Software and Services 2.7%
Ask Jeeves*	500,000		16,340,000
VeriSign*	2,250,000		44,640,000
Yahoo!*	1,050,000		35,663,250

			96,643,250

IT Services 9.4%
Accenture (Class A)* (Bermuda)	1,600,000		43,280,000
Amdocs*	7,500,000		163,725,000
DST Systems*	321,900		14,314,894
Ness Technologies* (Israel)	1,089,800		13,905,848
SunGard Data Systems*	4,000,000		95,080,000

			330,305,742

Media 0.7%
Dex Media*	1,116,200		23,629,954

Semiconductors and Semiconductor Equipment 8.6%
Advanced Micro Devices*	5,250,000		68,250,000
Credence Systems*	1,000,000		7,235,000
Intersil (Class A)	979,700		15,601,723
Lam Research*	2,000,000		43,750,000
Mattson Technology*	2,000,000		15,330,000
Maxim Integrated Products	312,500		13,200,000
MEMC Electronic Materials*	10,000,000		84,800,000
Novellus Systems*	2,000,000		53,220,000

			301,386,723

Systems Software 23.9%
BMC Software*	7,500,000		118,575,000
Check Point Software Technologies* (Israel)	2,000,000		33,950,000
Citrix Systems*	5,500,000		96,332,500
Computer Associates International	6,750,000		177,525,000
Microsoft	7,900,000		218,395,500
Oracle*	3,400,000		38,403,000
Symantec*	2,375,000		130,470,625
VERITAS Software*	1,550,000		27,628,750

			841,280,375

Total Common Stocks			3,016,191,668

Venture Capital Investments† 0.4%			15,666,108

Fixed Time Deposits 12.7%
Bank Montreal-Toronto 1.85%, 10/1/04	$105,000,000		105,000,000
BNP Paribas, Grand Cayman 1.875%, 10/1/04	103,500,000		103,500,000
Dexia Bank, Grand Cayman 1.875%, 10/1/04	100,000,000		100,000,000
Rabobank Nederland 1.87%, 10/1/04	38,644,000		38,644,000
Royal Bank of Scotland 1.88%, 10/1/04	100,000,000		100,000,000

Total Fixed Time Deposits			447,144,000

Total Investments 99.0%			3,479,001,776
Other Assets Less Liabilities 1.0%			33,407,972

Net Assets 100.0%			$3,512,409,748

*	Non-income producing security.

ø	Affiliated Issuers- As defined under the Investment Company Act of 1940, as amended, affiliated issuers are those issuers in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund's transactions in the securities of these issuers during the year ended September 30, 2004, is as follows:

		GROSS	GROSS		REALIZED
	BEGINNING	PURCHASES	SALES AND	ENDING	GAIN	DIVIDEND	ENDING
AFFILIATE	SHARES	AND ADDITIONS	REDUCTIONS	SHARES	(LOSS)	INCOME	VALUE

Amkor Technology	6,900,000	1,600,000	8,500,000	-	$(112,501,623)	-	-
Autodesk	8,114,400	217,300	8,331,700	-	131,072,474	$172,422	-
Inamed	1,500,000	91,500	1,591,500	-	8,424,890	-	-
Itron	1,850,000	50,000	1,900,000	-	8,214,625	-	-
Magma Design Automation	2,500,000	1,800,000	1,300,000	3,000,000	9,580,065	-	$45,300,000
Orbotech	2,200,000	44,900	244,900	2,000,000	2,540,156	-	34,949,999
Photon Dynamics	-	1,500,000	-	1,500,000	-	-	30,330,000
Synopsys	10,000,000	-	1,500,000	8,500,000	(10,189,904)	-	134,172,500
Take-Two Interactive Software	2,500,000	1,850,000	2,250,000	2,100,000	14,143,583	-	68,995,500
THQ	1,000,000	1,866,300	1,616,300	1,250,000	5,289,566	-	24,337,500

TOTAL					$56,573,833	$172,422	$338,085,499

†	Restricted and non-income producing securities. At September 30, 2004, the Fund owned investments that were purchased through private offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, the Fund has agreed to further restrictions on the disposition of its shares as set forth in various agreements entered into in connection with the purchase of these investments. The Fund typically will bear costs in connection with the disposition of these securities, including those involved in registration under the Securities Act of 1933, but under certain limited circumstances, such costs could be borne by the issuer. These investments are valued at fair value as determined in accordance with procedures approved by the Board of Directors of the Fund. The acquisition dates of these investments, along with their cost and values at September 30, 2004, are as follows:
	Acquisition
Venture Capital Investments:	Dates	Shares	Cost

Convertible Preferred Stocks:
Bernard Technologies (Series D)	11/8/99	363,636	$1,001,774
Coventor (Series F)	5/25/01	10,799	12,420
ePolicy (Series B)	5/2/00	562,114	2,000,002
FlashPoint Technology (Series E)	9/10/99	246,914	1,000,844
Gateway Learning (Series D)	3/22/00	450,450	1,999,998
Geographic Network Affiliates International (Series A)	12/29/99	20,000	2,001,913
Geographic Network Affiliates International (Series B)	12/5/01	100,000	-
Global Commerce Systems (Series A)	4/6/00	952	16,360
Global Commerce Systems (Series D)	4/6/00	613,720	2,986,283
GMP Companies (Series A)	9/15/99	200,000	1,002,743
GMP Companies (Series B)	4/3/00	111,111	1,999,998
GMP Companies (Series C)	6/3/02	15,969	542,946
GoSolutions (warrants) (Series A)	5/24/01	118,302	30,000
Homegain.com (Series C)	12/29/99	200,000	2,000,000
iBiquity Digital (Series A)	1/19/00	107,875	1,001,189
iBiquity Digital (Series C)	4/24/02	128,532	394,594
Index Stock Imagery (Series A Sr.)	3/20/00 to 04/16/04	418,676	1,222,885
LifeMasters Supported SelfCare (Series E)	1/31/00	129,194	1,033,556
LifeMasters Supported SelfCare (Series F)	11/12/02	4,528	50,004
MaMaMedia (Series D)	8/6/99	185,185	1,001,577
NeoPlanet (Series B)	2/18/00	425,412	2,000,001
Nextest Systems (Series B)	11/27/01	1,026,718	2,570,481
NSI Software (Series B)	4/14/00 to 11/13/02	253,333	2,144,315
OurHouse (Series D)	2/11/00	333,334	2,000,004
ProAct Technologies (Series C)	3/23/00	500,000	2,001,249
Sensable Technologies (Series C)	4/5/00	301,205	1,000,001
Techies.com (Series C)	1/27/00	235,294	1,999,999
Petroleum Place (Series C)	3/7/00	16,915	1,000,015

Total Convertible Preferred Stocks:			36,015,151

Common Stocks:
Access Data (Class A)	3/29/00	606,061	1,000,001
ART Advanced Recognition Technologies	12/6/99	40,000	1,001,724
Arzoon	4/11/00	2,252	1,000,369
CIENA	1/22/02	64,858	166,195
Coventor	3/8/00 to 5/25/01	942,320	1,083,580
DecisionPoint Applications	4/20/00	153,846	1,000,629
Entegrity Solutions	2/16/00 to 4/25/02	18,802	1,011,147
etang.com	1/6/00	22,613	-
GoSolutions	4/3/00 to 3/19/01	174,694	2,087,394
Interactive Video Technologies	12/23/99	12,956	1,000,001
Moai Technologies	1/25/00	41,511	1,999,993
NSI Software	4/14/00	11,844	45,685
Qpass	5/02/00 to 5/11/01	38,279	2,160,000
Silicon Wave	12/6/99	250,000	1,000,624
Sun Hill Software	11/2/99 to 8/4/00	143,101	1,202,091
WorldRes.com	3/18/99 to 11/9/99	494,661	3,112,372

Total Common Stocks			18,871,805

Convertible Promissory Notes:			18,871,805
Geographic Network Affiliates
International: 9%,	12/5/01 to 3/12/02	352,000	320,124
Sensable Technologies 8% 12/30/05	12/30/03	31,380	31,380
Techies.com 9%, payable on demand†	6/7/00	488,592	244,296

Total Convertible Promissory Notes			595,800

Total Venture Capital Investments			$55,482,756

† Warrants attached

The cost of investments for federal income tax purposes was $3,747,680,452. The tax basis gross appreciation and depreciation of portfolio securities were $275,584,776 and $544,263,452, respectively. Net depreciation was $268,678,676.

Security Valuation - Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by J. & W. Seligman & Co. Incorporated based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility in the US markets. Short-term holdings that mature in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at amortized cost.

ITEM 2. CONTROLS AND PROCEDURES.

a.	The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN COMMUNICATIONS AND INFORMATION FUND, INC.

By:	/s/ BRIAN T. ZINO

Brian T. Zino
President and Chief Executive Officer

Date:	November 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/s/ BRIAN T. ZINO

Brian T. Zino
President and Chief Executive Officer

Date:	November 24, 2004

By:	/s/ LAWRENCE P. VOGEL

Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	November 24, 2004

SELIGMAN COMMUNICATIONS AND INFORMATION FUND, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.